Earnings Per Share - Anti-dilutive securities excluded from the EPS calculation - Additional information (Detail)	3 Months Ended	9 Months Ended	3 Months Ended	9 Months Ended
	Sep. 30, 2013 Stock options and warrants	Sep. 30, 2013 Stock options and warrants	Sep. 30, 2012 Stock options	Sep. 30, 2012 Stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from the calculation of EPS (in shares)	1,817,657	1,801,959	156,940	112,253